Asset retirement obligations	12 Months Ended
Dec. 31, 2022
Asset retirement obligations
Asset retirement obligations
6.	Asset retirement obligations

The Company recognizes the fair value of its asset retirement obligations related to the future costs of plugging, abandonment, and remediation of oil and natural gas producing properties at the times the obligations are incurred. Upon initial recognition of a liability, that cost is capitalized as part of the related oil and natural gas properties and allocated to expense over the useful life of the asset. Our asset retirement obligations primarily represent the present value of the estimated amount we will incur to plug, abandon and remediate our proved producing properties at the end of their productive lives, in accordance with applicable state laws.

The following table presents the changes in the asset retirement obligations during the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(in thousands)	2022	2021	2020
Asset retirement obligations, beginning of year	$2,962	$3,114	$1,561
Liabilities incurred during the period	1,012	465	329
Revision of estimates (1)	490	(868)	814
Accretion of discount during the period	499	447	410
Disposals or settlements	—	(196)	—
Asset retirement obligations, end of year	$4,963	$2,962	$3,114
(1)	Revisions in estimated liabilities relate primarily to changes in estimates of asset retirement costs.